Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

NOTE 11 Income taxes

Accounting principles

Income taxes disclosed in the statement of income include the current tax expenses (or income) and the deferred tax expenses (or income).

Current tax expenses (or income) are the estimated amount of the tax due for the taxable income of the period.

Deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2020	2019	2018
Current income taxes	(2,450)	(5,469)	(6,971)
Deferred income taxes	2,132	(403)	455
TOTAL INCOME TAXES	(318)	(5,872)	(6,516)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2020	2019	2018
Net operating losses and tax carry forwards	5,106	3,752	3,779
Employee benefits	1,004	970	995
Other temporary non-deductible provisions	9,068	8,660	8,409
Differences in depreciations	(14,641)	(16,029)	(15,469)
Other temporary tax deductions	(3,847)	(2,995)	(2,541)
NET DEFERRED TAX LIABILITY	(3,310)	(5,642)	(4,827)

The reserves of TOTAL subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $10,155 million as of December 31, 2020.

Deferred tax assets not recognized as of December 31, 2020 amount to $4,631 million as their future recovery was not regarded as probable given the expected results of the entities. Particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to Canada for an amount of $1,371 million, to France for an amount of $1,197 million and to United States for an amount of $307 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2020	2019	2018
Deferred tax assets	7,016	6,216	6,663
Deferred tax liabilities	(10,326)	(11,858)	(11,490)
NET AMOUNT	(3,310)	(5,642)	(4,827)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2020	2019	2018
Opening balance	(5,642)	(4,827)	(5,622)
Deferred tax on income	2,132	(403)	455
Deferred tax on shareholders' equity (a)	137	255	27
Changes in scope of consolidation and others	76	(695)	151
Currency translation adjustment	(13)	28	162
CLOSING BALANCE	(3,310)	(5,642)	(4,827)
(a)	This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income:

For the year ended December 31,
(M$)	2020	2019	2018
Consolidated net income	(7,336)	11,438	11,550
Income taxes	318	5,872	6,516
Pre-tax income	(7,018)	17,310	18,066
French statutory tax rate	32.02%	34.43%	34.43%
Theoretical tax charge	2,247	(5,960)	(6,220)
Difference between French and foreign income tax rates	(1,109)	(2,007)	(3,058)
Tax effect of equity in income (loss) of affiliates	145	1,173	1,080
Permanent differences	665	1,422	1,740
Adjustments on prior years income taxes	(31)	12	(40)
Adjustments on deferred tax related to changes in tax rates	(204)	(270)	2
Variation of deferred tax assets not recognized	(2,031)	(242)	(20)
INCOME TAXES IN THE STATEMENT OF INCOME	(318)	(5,872)	(6,516)

The French statutory tax rate includes the standard corporate tax rate (31.0%), additional and exceptional applicable taxes that bring the overall tax rate to 32.02% in 2020 (versus 34.43% in 2019 and 34.43% in 2018).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Net operating losses and carried forward tax credits

Deferred tax assets related to carried forward tax credits on net operating losses expire in the following years:

As of December 31,
(M$)	2020	2019	2018
2019			90
2020		71	70
2021	69	48	38
2022	26	27	32
2023(a)	7	19	1,423
2024(b)	2	1,310
2025 and after	1,643
Unlimited	3,359	2,277	2,126
TOTAL	5,106	3,752	3,779
(a)	2023 and after for 2018.
(b)	2024 and after for 2019.

As of December 31, 2020 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2020		United			United
(M$)	Australia	States	Canada	France	Kingdom
2021
2022
2023
2024			17
2025 and after		420	1,084
Unlimited	1,140	536		900	184
TOTAL	1,140	956	1,101	900	184